Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of June 30, 2026, and December 31, 2025:

	December 31, 2025	June 30, 2026
	(in thousands)
Cash and cash equivalents	$154,674	$225,465
Cash and cash equivalents held by VIE	276	427
Restricted cash	49,921	47,942
Total cash, cash equivalents and restricted cash	$204,871	$273,834